Note 16 - Deferred Compensation Plan (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Deferred Compensation Plan [Abstract]
Minimum Age Requirement for Deferred Compensation	65
Deferred Compensation Liability, Current and Noncurrent	$ 906,259	$ 845,192
Defined Benefit Plan, Benefits Paid	131,652	112,605
Pension and Other Postretirement Benefit Expense	196,869	69,653	$ 75,777
Fee Income Recognized With Deferred Compensation Plans	174,675	$ 167,911	$ 164,073
Bank Owned Life Insurance Income	$ 137,058